SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative)	6 Months Ended
	Sep. 30, 2024 USD ($) $ / shares shares	Sep. 30, 2024 HKD ($) $ / shares shares	Sep. 30, 2023 USD ($) shares	Sep. 30, 2023 HKD ($) shares	Sep. 30, 2024 SGD ($)	Sep. 30, 2024 HKD ($)
Property, Plant and Equipment [Line Items]
Provision for Other Credit Losses	$ 28,417	$ 221,652	$ 5,632	$ 43,932
Impairment of Long-Lived Assets		0		0
Government Assistance, Nonoperating Expense, Decrease (Increase)
Government Assistance, Nonoperating Income, Increase (Decrease)	$ 96,154	$ 750,000
Income tax examination, likelihood of settlement	the largest amount of tax benefit that has a greater than 50% likelihood of being realized upon ultimate settlement with the tax authority assuming full knowledge of the position and relevant facts	the largest amount of tax benefit that has a greater than 50% likelihood of being realized upon ultimate settlement with the tax authority assuming full knowledge of the position and relevant facts
Income tax, interest and penalties		$ 0		$ 0
Unrecognized tax benefits						$ 0
Dilutive shares | shares	0	0	0	0
Segment reporting description	one reporting business segment in two (2) geographical locations, being Hong Kong and Singapore.	one reporting business segment in two (2) geographical locations, being Hong Kong and Singapore.	one reporting business segment in two (2) geographical locations, being Hong Kong and Singapore.	one reporting business segment in two (2) geographical locations, being Hong Kong and Singapore.
HONG KONG
Property, Plant and Equipment [Line Items]
Cash	$ 3,639,181					28,385,610
HONG KONG | Credit Risk [Member]
Property, Plant and Equipment [Line Items]
Cash						27,531,021
SINGAPORE
Property, Plant and Equipment [Line Items]
Cash	3,929					$ 30,648
Deposits	77,817				$ 100,000
Credit Concentration Risk [Member]
Property, Plant and Equipment [Line Items]
Credit compensation	$ 102,564	$ 800,000
Minimum [Member]
Property, Plant and Equipment [Line Items]
Convenience translation rate per share | $ / shares		$ 7.8
Maximum [Member]
Property, Plant and Equipment [Line Items]
Convenience translation rate per share | $ / shares	$ 1